Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS at January 31, 2023 (Unaudited)
Shares			Value
COMMON STOCKS: 65.0%
Asset Management & Custody Banks: 4.8%
260,054	Blackstone Secured Lending Fund		$6,397,328
231,191	Blue Owl Capital, Inc. - Class A		2,908,383
			9,305,711
Building Products: 4.3%
89,300	Carrier Global Corp.		4,065,829
60,359	Johnson Controls International PLC		4,199,176
			8,265,005
Construction & Engineering: 5.4%
35,161	Ameresco, Inc. - Class A [1]		2,266,830
33,317	Jacobs Solutions, Inc.		4,116,315
27,375	Quanta Services, Inc.		4,166,201
			10,549,346
Copper: 1.0%
42,000	Freeport-McMoRan, Inc.		1,874,040

Data Processing & Outsourced Services: 2.1%
18,000	Visa, Inc. - Class A		4,143,780

Diversified Metals & Mining: 5.0%
228,000	Glencore PLC - ADR		3,039,240
64,000	Newmont Goldcorp Corp.		3,387,520
40,000	Rio Tinto PLC - ADR		3,174,000
			9,600,760
Electrical Components & Equipment: 3.4%
18,300	Eaton Corp PLC		2,968,443
254,426	Vertiv Holdings Co.		3,617,938
			6,586,381
Electronic Equipment & Instruments: 1.3%
7,680	Zebra Technologies Corp. - Class A [1]		2,428,262

Electronic Manufacturing Services: 1.9%
160,009	Flex Ltd. [1]		3,736,210

Fertilizers & Agricultural Chemicals: 2.4%
72,000	Corteva, Inc.		4,640,400

Financial Exchanges & Data: 2.2%
40,000	Intercontinental Exchange, Inc.		4,302,000

Financial Services: 1.2%
330,526	E2open Parent Holdings, Inc. - Class A [1]		2,280,630

Health Care Equipment: 4.8%
64,000	Hologic, Inc. [1]		5,207,680
48,000	Medtronic Plc		4,017,120
			9,224,800
Homefurnishing Retail: 1.8%
11,200	RH [1]		3,494,288

Insurance Brokers: 3.1%
19,200	Arthur J Gallagher & Co.		3,757,824
80,521	BRP Group, Inc. - Class A [1]		2,306,927
			6,064,751
Integrated Telecommunication Services: 4.4%
202,000	AT&T, Inc.		4,114,740
331,143	Radius Global Infrastructure, Inc. - Class A [1]		4,460,496
			8,575,236
Internet Software & Services: 1.2%
22,870	Alphabet, Inc. - Class A [1]		2,260,471

Investment Banking & Brokerage: 4.4%
18,261	LPL Financial Holdings, Inc.		4,330,048
43,000	Morgan Stanley		4,185,190
			8,515,238
Life Sciences Tools & Services: 1.2%
94,000	Avantor, Inc. [1]		2,246,600

Oil & Gas Equipment & Services: 1.5%
70,000	Halliburton Co.		2,885,400

Pharmaceuticals: 1.5%
46,000	AstraZeneca PLC - ADR		3,007,020

Property & Casualty Insurance: 1.9%
54,000	W R Berkley Corp.		3,787,560

Semiconductor Equipment: 0.9%
32,870	Azenta, Inc. [1]		1,837,433

Semiconductors: 1.1%
11,900	NXP Semiconductors NV		2,193,289

Technology Hardware, Storage & Peripherals: 1.7%
109,197	Avid Technology, Inc. [1]		3,309,761

Thrifts & Mortgage Finance: 0.3%
25,057	HMN Financial, Inc.		546,994

TOTAL COMMON STOCKS
(Cost $114,392,484)			125,661,366

PREFERRED STOCKS: 2.1%
Trading Companies & Distributors: 2.1%
147,686	WESCO International, Inc., 10.625%		4,017,059
TOTAL PREFERRED STOCKS
(Cost $3,959,314)			4,017,059

Principal Amount
CORPORATE BONDS: 16.5%
Asset Management & Custody Banks: 1.9%
$2,000,000	BlueLinx Holdings, Inc.
	6.000%, 11/15/2029		1,775,550
2,000,000	Owl Rock Capital Corp.
	4.250%, 1/15/2026		1,882,819
			3,658,369
Electrical Components & Equipment: 3.0%
6,750,000	Vertiv Group Corp.
	4.125%, 11/15/2028		5,855,974

Investment Banking & Brokerage: 1.2%
2,785,000	Goldman Sachs Capital II
	5.793% (3 Month LIBOR + 0.077%), 3/3/2023 [2,3]		2,238,444

Oil & Gas Storage & Transportation: 4.1%
8,000,000	Hess Midstream Operations LP
	5.625%, 2/15/2026		7,911,560

Packaged Foods & Meats: 2.0%
4,000,000	Tenet Healthcare Corp.
	4.875%, 1/1/2026		3,900,500

Research & Consulting Services: 4.3%
9,500,000	Clarivate Science Holdings Corp.
	4.875%, 7/1/2029		8,372,065

TOTAL CORPORATE BONDS
(Cost $30,849,634)			31,936,912

CONVERTIBLE BONDS: 1.1%
200,000	MGIC Investment Corp.
	9.000%, 4/1/2063		273,245
2,000,000	Radius Global Infrastructure, Inc.
	2.500%, 9/15/2026		1,852,500
TOTAL CONVERTIBLE BONDS
(Cost $1,816,760)			2,125,745

U.S. GOVERNMENT NOTES/BONDS: 10.6%
17,000,000	2.500%, 5/15/2024		16,546,445
4,000,000	2.500%, 5/31/2024		3,891,094
TOTAL U.S. GOVERNMENT NOTES/BONDS
(Cost $20,454,756)			20,437,539

Shares
EXCHANGE-TRADED FUNDS: 1.0%
Gold: 1.0%
11,000	SPDR Gold Shares [1]		1,973,510
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,911,030)			1,973,510

SHORT-TERM INVESTMENTS: 2.6%
Money Market Funds: 2.6%
5,068,007	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 4.439% [4]		5,068,007
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,068,007)			5,068,007

TOTAL MISCELLANEOUS SECURITIES: 1.3% [5]		Notional Amount
(Cost $3,498,532)		$99,194,767	2,438,948

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $181,353,936)			193,659,086
Liabilities in Excess of Other Assets: (0.2)%			(342,664)
TOTAL NET ASSETS: 100.0%			$193,316,422

ADR - American Depositary Receipt
LIBOR - London Interbank Offered Rate
[1]	Non-income producing security.
[2]	Variable rate security; rate shown is the rate in effect on January 31, 2023. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[3]	Perpetual call date security. Date shown is next call date.
[4]	Annualized seven-day effective yield as of January 31, 2023.
[5]	Represents unrestricted previously undisclosed exchange-traded purchased options which the Otter Creek Long/Short Opportunity Fund (the “Fund”) has held for less than one year.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT at January 31, 2023 (Unaudited) [1]
Shares			Value
COMMON STOCKS: 35.4%
Advertising: 1.1%
58,000		The Interpublic Group of Companies, Inc.	$2,114,680

Apparel Retail: 1.0%
8,500		Burlington Stores, Inc.	1,953,555

Apparel, Accessories & Luxury Goods: 2.0%
12,400		Lululemon Athletica, Inc.	3,805,312

Application Software: 1.8%
15,600		Ceridian HCM Holding, Inc.	1,127,568
8,300		PTC, Inc.	1,119,504
15,000		Zoom Video Communications, Inc. - Class A	1,125,000
			3,372,072
Asset Management & Custody Banks: 4.3%
25,000		Ares Management Corp. [2]	2,074,750
5,200		BlackRock, Inc.	3,947,892
24,300		Blackstone, Inc. - Class A	2,331,828
			8,354,470
Building Products: 0.5%
13,300		AAON, Inc.	1,015,056

Data Processing & Outsourced Services: 2.2%
26,000		Paychex, Inc.	3,012,360
15,000		Square, Inc.	1,225,800
			4,238,160
Diversified Support Services: 1.0%
4,400		Cintas Corp.	1,952,456

Electrical Components & Equipment: 1.8%
9,000		Rockwell Automation, Inc.	2,538,270
35,000		Sunrun, Inc.	919,800
			3,458,070
Environmental & Facilities Services: 1.0%
13,000		Waste Management, Inc.	2,011,490

Food Retail: 0.6%
37,000		Grocery Outlet Holding Corp.	1,124,430

Health Care Equipment: 1.5%
11,500		Stryker Corp.	2,918,815

Home Improvement Stores: 1.6%
9,300		The Home Depot, Inc.	3,014,781

Industrial Conglomerates: 1.0%
25,000		General Electric Co.	2,012,000

Industry Machinery: 1.2%
9,600		IDEX Corp.	2,300,928

Internet & Direct Marketing Retail: 0.6%
19,700		DoorDash, Inc. - Class A	1,141,024

Internet Retail: 1.1%
21,000		Amazon.com, Inc.	2,165,730

IT Consulting & Other Services: 0.8%
4,850		EPAM Systems, Inc.	1,613,353

Life Sciences Tools & Services: 1.0%
7,400		West Pharmaceutical Services, Inc.	1,965,440

Managed Health Care: 0.4%
13,600		HealthEquity, Inc.	827,560

Packaged Foods & Meats: 1.4%
113,400		Hostess Brands, Inc.	2,622,942

Restaurants: 0.5%
6,600		Wingstop, Inc.	1,045,902

Semiconductor Equipment: 0.6%
21,400		Kulicke & Soffa Industries, Inc.	1,093,540

Semiconductors: 1.0%
10,000		NVIDIA Corp.	1,953,700

Specialized Consumer Services: 1.1%
27,400		Service Corp International	2,031,710

Specialty Stores: 1.8%
2,600		Five Below, Inc.	512,538
73,000		National Vision Holdings, Inc.	3,000,300
			3,512,838
Technology Hardware, Storage & Peripherals: 1.0%
13,500		Apple, Inc.	1,947,915

Trucking: 1.5%
6,139		Old Dominion Freight Line, Inc.	2,045,760
28,000		Uber Technologies, Inc.	866,040
			2,911,800
TOTAL COMMON STOCKS
(Proceeds $65,905,631)			68,479,729

EXCHANGE-TRADED FUNDS: 2.0%
75,000		Financial Select Sector SPDR Fund	2,742,000
15,000		iShares Russell Mid-Cap ETF	1,095,750
TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $3,638,543)			3,837,750

TOTAL SECURITIES SOLD SHORT: 37.4%
(Proceeds $69,544,174)			$72,317,479

	Percentages are stated as a percent of net assets.
	[1]	Non-income producing security.
	[2]	Non-voting shares.

Summary of Fair Value Exposure at January 31, 2023 (Unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and securities sold short as of January 31, 2023. See the Schedule of Investments and Schedule of Securities Sold Short for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$125,661,366	$–	$–	$125,661,366
Preferred Stocks	4,017,059	–	–	4,017,059
Corporate Bonds	–	31,936,912	–	31,936,912
Convertible Bonds	–	2,125,745	–	2,125,745
U.S. Government Notes/Bonds	–	20,437,539	–	20,437,539
Exchange-Traded Funds	1,973,510	–	–	1,973,510
Short-Term Investments	5,068,007	–	–	5,068,007
Miscellaneous Securities	377,100	2,061,848	–	2,438,948
Total Investments in Securities	$137,097,042	$56,562,044	$–	$193,659,086
Securities Sold Short
Common Stocks	$68,479,729	$–	$–	$68,479,729
Exchange-Traded Funds	3,837,750	–	–	3,837,750
Total Securities Sold Short	$72,317,479	$–	$–	$72,317,479